Allowance for Credit Losses on Loans (Tables)	6 Months Ended
Sep. 30, 2023
Changes in Allowance for Loan Losses, Allowance for Loan Losses and Loans Outstanding Disaggregated on Basis of Impairment Method, by Portfolio Segment
Changes in Allowance for credit losses on loans by portfolio segment for the six months ended September 30, 2022 and 2023 are shown below:

	Domestic
	Corporate	Retail	Sovereign	Banks and other financial institutions	Foreign (2)	Total

	(in millions of yen)
Six months ended September 30, 2022
Balance at beginning of period	601,506	73,414	62	438	134,397	809,817

Provision (credit) for credit losses on loans	16,206	(1,078)	(4)	230	23,185	38,539

Charge-offs (3)	(146,204)	(3,005)	—	—	(14,403)	(163,612)
Recoveries	1,309	760	—	—	1,939	4,008

Net charge-offs	(144,895)	(2,245)	—	—	(12,464)	(159,604)

Others (1)	—	—	—	—	21,994	21,994

Balance at end of period	472,817	70,091	58	668	167,112	710,746

	Domestic
	Corporate	Retail	Sovereign	Banks and other financial institutions	Foreign (2)	Total

	(in millions of yen)
Six months ended September 30, 2023
Balance at beginning of period	505,901	63,541	53	870	130,594	700,959

Provision (credit) for credit losses on loans	35,107	1,224	(10)	(647)	(33,037)	2,637

Charge-offs (3)	(14,081)	(2,157)	—	—	(7,303)	(23,541)
Recoveries	1,086	733	—	—	1,347	3,166

Net charge-offs	(12,996)	(1,424)	—	—	(5,956)	(20,376)

Others (1)	—	—	—	—	46,773	46,773

Balance at end of period	528,013	63,341	43	223	138,374	729,994

Notes:
(1)
Others for the six months ended September 30, 2022 includes primarily foreign exchange translation. Others for the six months ended September 30, 2023 includes an increase of approximately ¥25 billion related to foreign exchange translation and ¥22 billion related to loans held for sale.

(2)	The majority of total foreign consist of corporate.
(3)
Charge-offs decreased
from
¥163,612 million
for
the six months ended September 30, 2022 to ¥23,541 million for the six months ended September 30, 2023
. The decrease was
due mainly to a
charge-off related to a
debt waiver to a domestic corporate borrower
 which was recognized in the six months ended September 30, 2022
.